Deferred charges, net	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred charges, net

5. Deferred charges, net

Deferred charges, net as of December 31, 2018 and 2017 consisted of the following:

Dry - docking Costs

As of January 1, 2017	$11,782
Additions	3,949
Amortization	(4,472)
As of December 31, 2017	$11,259
Additions	2,635
Amortization	(4,200)
Write - off	(125)
As of December 31, 2018	$9,569

The Company follows the deferral method of accounting for dry-docking costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-docking, which is generally five years. Any remaining unamortized balance from the previous dry-docking are written-off.